Impairment reviews - Summary of Impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill		$ 8.0	$ 39.0
Right-of-use assets	$ 4.0	0.0	0.0
Total	4.4
DGC
Disclosure of information for cash-generating units [line items]
Intangible assets	39.9	30.7	0.0
Goodwill	18.0	7.6	37.6
Property, plant and equipment	0.5	1.3	0.0
Right-of-use assets	0.3	0.0	0.0
Prepayments	5.2	0.0	0.0
Total	$ 63.9	$ 39.6	$ 37.6